SCHEDULE OF FUTURE MINIMUM PRINCIPAL PAYMENTS (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Business Combination
Remainder of 2022
2023
2024	1,250
2025	2,500
2026	2,500
Thereafter	13,750
Total future minimum principal payments	$ 20,000